Derivative financial liabilities - Additional Information (Details) £ in Thousands, $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 16, 2021 GBP (£) shares	Dec. 16, 2021 USD ($) shares	Jun. 30, 2021 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 USD ($) shares	Dec. 16, 2021 USD ($) shares
Disclosure of financial liabilities [line items]
Aggregate purchase price | £			£ 25,000	£ 166,981
Limitation on restricted payments for retention guarantors | $					$ 10,000
Restricted cash | £				£ 7,420		£ 8,235
Convertible loan notes
Disclosure of financial liabilities [line items]
Convertible shares				18,181,820	18,181,820
Conversion ratio per $1000 principal amount				90.9091			90.9091
Additional interest rate				2.00%			2.00%
Convertible loan notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate				7.00%			7.00%
Convertible loan notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate				9.00%			9.00%
Mudrick | Convertible loan notes
Disclosure of financial liabilities [line items]
Debt discount face amount	£ 151,000			£ 151,000			$ 200,000	$ 200,000
Aggregate purchase price	£ 145,000	$ 192,000		145,000	$ 192,000
Convertible shares	18,181,820	18,181,820
Conversion ratio per $1000 principal amount	90.9091							90.9091
Convertible Senior Secured Notes Principal Amount				756			$ 1,000
Interest rate						9.00%
Microsoft and Rocket
Disclosure of financial liabilities [line items]
Aggregate purchase price | £				£ 25,000